Instruments eligible as capital (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	$ 11,507	$ 12,056
Total	$ 11,507	$ 12,056